Offerings - Offering: 1	Aug. 30, 2024 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, $0.01 par value
Amount Registered | shares	4,000,000
Proposed Maximum Offering Price per Unit	14.75
Maximum Aggregate Offering Price	$ 59,000,000
Fee Rate	0.01476%
Amount of Registration Fee	$ 8,708.4
Offering Note
(1)
Pursuant to Rule 416 under the Securities Act of 1933, this registration statement covers, in addition to the shares of common stock shown above, an indeterminate number of shares of common stock which, by reason of certain events specified in the F.N.B Corporation Dividend Reinvestment and Direct Stock Purchase Plan, may become subject to such plan. Fee calculated pursuant to Rule 457(c), based on $14.75 per share, which was the average of the high and low prices of the registrant’s common stock as reported by the New York Stock Exchange on August 26, 2024.